Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 120,789,049	$ 16,861,501	¥ 108,805,302	¥ 69,039,405
Cost of revenues	(113,928,804)	(15,903,848)	(91,812,080)	(49,526,432)
Gross profit	6,860,245	957,653	16,993,222	19,512,973
Operating expenses
Selling and marketing expenses	(72,432,883)	(10,111,241)	(1,597,633)	(1,687,227)
General and administrative expenses	(64,147,931)	(8,954,706)	(1,338,931)	(7,170,716)
Total operating expenses	(136,580,814)	(19,065,947)	(2,936,564)	(8,857,943)
Income/(loss) from operations	(129,720,569)	(18,108,294)	14,056,658	10,655,030
Other(expenses)/income, net
Financial expenses, net income	110,393	15,410	(225,227)	(450,342)
Government subsidies	1,039	145	1,000,065	340
Other income, net			114,891	235,423
Total other (expenses)/income, net	111,432	15,555	889,729	(214,579)
Income/(loss) before income tax expenses	(129,609,137)	(18,092,739)	14,946,387	10,440,451
Income tax expenses	(1,222,137)	(170,604)	(3,736,864)	(2,622,691)
Net income/(loss)	(130,831,274)	(18,263,343)	11,209,523	7,817,760
Total comprehensive income/(loss)	¥ (130,831,274)	$ (18,263,343)	¥ 11,209,523	¥ 7,817,760
Net profit/(loss) per share basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (13.08)	$ (1.83)	¥ 1.12	¥ 0.78
Net profit/(loss) per share diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (13.08)	$ (1.83)	¥ 1.12	¥ 0.78
Weighted average shares outstanding used in calculating basic loss per share (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000
Weighted average shares outstanding used in calculating diluted loss per share (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000